Financial Risk and Fair Value Disclosures - Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments and Contractual Maturity (Detail) - TWD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Short-term loans	$ 11,240,785	$ 12,211,621
Payables	31,008,010	27,197,187
Guarantee deposits	235,992	296,694
Bonds payable	19,422,001	39,939,843
Long-term loans	34,200,279	38,846,712
Lease liabilities	6,432,504	7,128,064
Other financial liabilities	21,400,751	21,114,113
Total	123,940,322	146,734,234
Inflow	393,442
Outflow	(395,768)
Net	(2,326)
Not later than one year [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Short-term loans	11,240,785	12,211,621
Payables	31,008,010	26,998,325
Guarantee deposits	793	100,584
Bonds payable	2,374,587	20,659,607
Long-term loans	25,885,932	6,104,795
Lease liabilities	695,790	740,939
Total	71,205,897	66,815,871
Inflow	393,442
Outflow	(395,768)
Net	(2,326)
Later than two years and not later than three years [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Payables		198,862
Guarantee deposits	163,618	97,108
Bonds payable	8,484,393	10,590,265
Long-term loans	5,889,382	19,631,931
Lease liabilities	1,280,476	1,413,978
Other financial liabilities	17,120,418	12,668,287
Total	32,938,287	44,600,431
Later than four years and not later than five years [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bonds payable	8,563,021	8,689,971
Long-term loans	2,424,965	13,097,986
Lease liabilities	1,102,021	1,180,955
Other financial liabilities	4,280,333	8,445,826
Total	16,370,340	31,414,738
Later than five years [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Guarantee deposits	71,581	99,002
Long-term loans		12,000
Lease liabilities	3,354,217	3,792,192
Total	$ 3,425,798	$ 3,903,194